Supplemental Guarantor Information - Subsidiary Guarantees (Tables) (Subsidiary Guarantee [Member])	12 Months Ended
	Jul. 02, 2011	Jul. 03, 2010	Jun. 27, 2009
Subsidiary Guarantee [Member]
Condensed consolidating balance sheet table

	Condensed Consolidating Balance Sheet
	July 2, 2011
		U.S.	Other
		Broadline	Non-Guarantor		Consolidated
	Sysco	Subsidiaries	Subsidiaries	Eliminations	Totals
	(In thousands)
Current assets	$354,450	$3,476,921	$1,901,511	$—	$5,732,882
Investment in subsidiaries	14,014,569	—	—	(14,014,569)	—
Plant and equipment, net	569,567	1,794,473	1,148,349	—	3,512,389
Other assets	378,317	519,664	1,242,303	—	2,140,284

Total assets	$15,316,903	$5,791,058	$4,292,163	$(14,014,569)	$11,385,555

Current liabilities	$430,300	$840,586	$2,304,189	$—	$3,575,075
Intercompany payables (receivables)	7,800,254	(7,701,021)	(99,233)	—	—
Long-term debt	2,227,483	26,542	25,492	—	2,279,517
Other liabilities	405,376	343,427	76,918	—	825,721
Shareholders' equity	4,453,490	12,281,524	1,984,797	(14,014,569)	4,705,242

Total liabilities and shareholders' equity	$15,316,903	$5,791,058	$4,292,163	$(14,014,569)	$11,385,555

	Condensed Consolidating Balance Sheet
	July 3, 2010
		U.S.	Other
		Broadline	Non-Guarantor		Consolidated
	Sysco	Subsidiaries	Subsidiaries	Eliminations	Totals
	(In thousands)
Current assets	$417,336	$3,165,121	$1,493,801	$—	$5,076,258
Investment in subsidiaries	15,265,792	—	—	(15,265,792)	—
Plant and equipment, net	425,279	1,762,580	1,015,964	—	3,203,823
Other assets	362,658	484,887	1,186,075	—	2,033,620

Total assets	$16,471,065	$5,412,588	$3,695,840	$(15,265,792)	$10,313,701

Current liabilities	$444,274	$918,449	$1,646,475	$—	$3,009,198
Intercompany payables (receivables)	9,691,238	(9,674,808)	(16,430)	—	—
Long-term debt	2,225,781	18,860	228,021	—	2,472,662
Other liabilities	411,781	491,528	101,006	—	1,004,315
Shareholders' equity	3,697,991	13,658,559	1,736,768	(15,265,792)	3,827,526

Total liabilities and shareholders' equity	$16,471,065	$5,412,588	$3,695,840	$(15,265,792)	$10,313,701

Condensed consolidating results of operations table

	Condensed Consolidating Results of Operations
	Year Ended July 2, 2011
		U.S.	Other
		Broadline	Non-Guarantor		Consolidated
	Sysco	Subsidiaries	Subsidiaries	Eliminations	Totals
	(In thousands)
Sales	$—	$27,138,172	$12,861,426	$(676,109)	$39,323,489
Cost of sales	—	21,591,829	10,923,446	(586,498)	31,928,777

Gross profit	—	5,546,343	1,937,980	(89,611)	7,394,712
Operating expenses	535,224	3,455,148	1,562,449	(89,611)	5,463,210

Operating income (loss)	(535,224)	2,091,195	375,531	—	1,931,502
Interest expense (income)	453,593	(332,561)	(2,765)	—	118,267
Other expense (income), net	(5,581)	(4,636)	(4,002)	—	(14,219)

Earnings (losses) before income taxes	(983,236)	2,428,392	382,298	—	1,827,454
Income tax (benefit) provision	(363,403)	897,529	141,298	—	675,424
Equity in earnings of subsidiaries	1,771,863	—	—	(1,771,863)	—

Net earnings	$1,152,030	$1,530,863	$241,000	$(1,771,863)	$1,152,030

	Condensed Consolidating Results of Operations
	Year Ended July 3, 2010
	(53 Weeks)
		U.S.	Other
		Broadline	Non-Guarantor		Consolidated
	Sysco	Subsidiaries	Subsidiaries	Eliminations	Totals
	(In thousands)
Sales	$—	$25,966,566	$11,821,286	$(544,357)	$37,243,495
Cost of sales	—	20,499,083	10,015,733	(459,628)	30,055,188

Gross profit	—	5,467,483	1,805,553	(84,729)	7,188,307
Operating expenses	500,823	3,342,934	1,453,411	(84,729)	5,212,439

Operating income (loss)	(500,823)	2,124,549	352,142	—	1,975,868
Interest expense (income)	496,410	(374,203)	3,270	—	125,477
Other expense (income), net	5,546	(3,201)	(1,543)	—	802

Earnings (losses) before income taxes	(1,002,779)	2,501,953	350,415	—	1,849,589
Income tax (benefit) provision	(363,029)	905,774	126,861	—	669,606
Equity in earnings of subsidiaries	1,819,733	—	—	(1,819,733)	—

Net earnings	$1,179,983	$1,596,179	$223,554	$(1,819,733)	$1,179,983

	Condensed Consolidating Results of Operations
	Year Ended June 27, 2009
		U.S.	Other
		Broadline	Non-Guarantor		Consolidated
	Sysco	Subsidiaries	Subsidiaries	Eliminations	Totals
	(In thousands)
Sales	$—	$26,013,529	$11,301,822	$(462,021)	$36,853,330
Cost of sales	—	20,518,593	9,611,706	(387,223)	29,743,076

Gross profit	—	5,494,936	1,690,116	(74,798)	7,110,254
Operating expenses	452,959	3,448,636	1,411,246	(74,798)	5,238,043

Operating income (loss)	(452,959)	2,046,300	278,870	—	1,872,211
Interest expense (income)	476,238	(365,999)	6,083	—	116,322
Other expense (income), net	(3,273)	(5,563)	(6,109)	—	(14,945)

Earnings (losses) before income taxes	(925,924)	2,417,862	278,896	—	1,770,834
Income tax (benefit) provision	(373,797)	976,091	112,592	—	714,886
Equity in earnings of subsidiaries	1,608,075	—	—	(1,608,075)	—

Net earnings	$1,055,948	$1,441,771	$166,304	$(1,608,075)	$1,055,948

Condensed consolidating cash flows table

	Condensed Consolidating Cash Flows
	Year Ended July 2, 2011
		U.S.	Other
		Broadline	Non-Guarantor	Consolidated
	Sysco	Subsidiaries	Subsidiaries	Totals
	(In thousands)
Net cash provided by (used for):
Operating activities	$(491,211)	$1,243,884	$338,845	$1,091,518
Investing activities	(203,090)	(318,382)	(158,084)	(679,556)
Financing activities	(555,282)	1,263	176,112	(377,907)
Effect of exchange rate on cash	—	—	20,267	20,267
Intercompany activity	1,181,573	(926,546)	(255,027)	—

Net (decrease) increase in cash	(68,010)	219	122,113	54,322
Cash at the beginning of the period	373,523	31,935	179,985	585,443

Cash at the end of the period	$305,513	$32,154	$302,098	$639,765

	Condensed Consolidating Cash Flows
	Year Ended July 3, 2010
	(53 Weeks)
		U.S.	Other
		Broadline	Non-Guarantor	Consolidated
	Sysco	Subsidiaries	Subsidiaries	Totals
	(In thousands)
Net cash provided by (used for):
Operating activities	$(649,277)	$1,239,657	$295,048	$885,428
Investing activities	(225,565)	(228,769)	(201,986)	(656,320)
Financing activities	(664,236)	559	(3,353)	(667,030)
Effect of exchange rate on cash	—	—	4,714	4,714
Intercompany activity	1,013,405	(1,011,728)	(1,677)	—

Net (decrease) increase in cash	(525,673)	(281)	92,746	(433,208)
Cash at the beginning of the period	899,196	32,216	87,239	1,018,651

Cash at the end of the period	$373,523	$31,935	$179,985	$585,443

	Condensed Consolidating Cash Flows
	Year Ended June 27, 2009
		U.S.	Other
		Broadline	Non-Guarantor	Consolidated
	Sysco	Subsidiaries	Subsidiaries	Totals
	(In thousands)
Net cash provided by (used for):
Operating activities	$(493,984)	$1,752,869	$317,864	$1,576,749
Investing activities	(82,684)	(296,933)	(279,046)	(658,663)
Financing activities	(380,564)	1,060	(139)	(379,643)
Effect of exchange rate on cash	—	—	334	334
Intercompany activity	1,369,782	(1,458,992)	89,210	—

Net increase (decrease) in cash	412,550	(1,996)	128,223	538,777
Cash at the beginning of the period	486,646	34,212	(40,984)	479,874

Cash at the end of the period	$899,196	$32,216	$87,239	$1,018,651